Revenue	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenue	Revenue
Revenue recorded in the Consolidated Statement of Comprehensive Income/(Loss) consists of the following:

For the years ended December 31,	2022 $000s	2021 $000s	2020 $000s
Contract revenue	2,090	9,979	8,341
Grant income	13,528	7,409	3,427
Total revenue	15,618	17,388	11,768
All amounts recorded in contract revenue were generated in the United States. For the years ended December 31, 2022, 2021 and 2020 contract revenue includes royalties received from an associate in the amount of $509 thousand, $231 thousand, and $54 thousand, respectively.
Primarily all of the Company’s other contracts for the years ended December 31, 2022, 2021 and 2020 were determined to have a single performance obligation which consists of a combined deliverable of license to intellectual property and research and development services (not including the license acquired by Imbrium upon option exercise – see below). Therefore, for such contracts, revenue is recognized over time based on the input method which the Company believes is a faithful depiction of the transfer of goods and services. Progress is measured based on costs incurred to date as compared to total projected costs. Payments for such contracts are primarily made up front on a periodic basis.
During the year ended December 31, 2021, the company received a $6.5 million payment from Imbrium Therapeutics, Inc. following the exercise of the option to acquire an exclusive license for the Initial Product Candidate, as defined in the agreement. Since the license transferred was a functional license, revenue from the option exercise was recognized at a point in time upon transfer of the license, which occurred during the year ended December 31, 2021.
During the year ended December 31, 2020, the Company received a $2.0 million milestone payment from Karuna Therapeutics, Inc. following initiation of its KarXT Phase 3 clinical study pursuant to the Exclusive Patent License Agreement between PureTech and Karuna. This milestone was recognized as revenue during the year ended December 31, 2020.
Disaggregated Revenue
The Group disaggregates contract revenue in a manner that depicts how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. The Group disaggregates revenue based on contract revenue or grant revenue, and further disaggregates contract revenue based on the transfer of control of the underlying performance obligations.

Timing of contract revenue recognition For the years ended December 31,	2022 $000s	2021 $000s	2020 $000s
Transferred at a point in time – Licensing Income[1]	527	6,809	2,054
Transferred over time[2]	1,563	3,171	6,286
	2,090	9,979	8,341
1    2022 – Attributed to Non-Controlled Founded Entities segment ( $19 thousand) and to Parent Company and Other ($509 thousand); 2021 – Attributed to the Internal segment ($6,500 thousand), Non-Controlled Founded Entities segment ($74 thousand), and to Parent Company and Other ($235 thousand); 2020 – Attributed to Parent Company and Other. See note 4, Segment information.
2    2022 – Attributed to Controlled Founded Entities segment ($1,500 thousand) and to Non-Controlled Founded Entities segment ($63 thousand ); 2021 – Attributed to Internal segment ($1,629 thousand), Non-Controlled Founded Entities segment ($41 thousand), and to Controlled Founded Entities segment ($1,500 thousand). 2020 – Attributed to Internal segment ($5,297 thousand), Controlled Founded Entities segment ($896 thousand), and to Non-Controlled Founded Entities segment ($93 thousand). See Note 4, Segment Information.

Customers over 10% of revenue	2022 $000s	2021 $000s	2020 $000s
Customer A	—	—	1,518
Customer B	1,500	1,500	896
Customer C	—	—	2,043
Customer D	—	7,250	1,736
Customer E	—	—	2,000
Customer F	509	—	—
	2,009	8,750	8,193
Accounts receivables represent rights to consideration in exchange for products or services that have been transferred by the Group, when payment is unconditional and only the passage of time is required before payment is due. Accounts receivables do not bear interest and are recorded at the invoiced amount. Accounts receivable are included within Trade and other receivables on the Consolidated Statement of Financial Position.
Contract liabilities represent the Group’s obligation to transfer products or services to a customer for which consideration has been received, or for which an amount of consideration is due from the customer. Contract liabilities are included within deferred revenue on the Consolidated Statement of Financial Position.

Contract Balances	2022 $000s	2021 $000s
Accounts receivable	606	704
Deferred revenue – short term	—	65
During the year ended December 31, 2022, $65 thousand of revenue was recognized from deferred revenue outstanding at December 31, 2021.
Remaining performance obligations represent the transaction price of unsatisfied or partially satisfied performance obligations within contracts with an original expected contract term that is greater than one year and for which fulfillment of the contract has started as of the end of the reporting period. The aggregate amount of transaction consideration allocated to remaining performance obligations as of December 31, 2022, was nil.
As of December 31, 2022 the deferred revenue balance related entirely to deferred grant income.